PGIM S&P 500 Max Buffer ETF – September
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 107.3%
Options Purchased*~
(cost $3,901,120)		$4,259,663

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 107.3% (cost $3,901,120)		4,259,663
Option Written*~ (8.8)%
(premiums received $209,003)		(349,100)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTION WRITTEN 98.5% (cost $3,692,117)		3,910,563

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $62,111)(wb)	62,111	62,111

TOTAL INVESTMENTS 100.0% (cost $3,754,228)		3,972,674
Liabilities in excess of other assets (0.0)%		(1,680)

Net Assets 100.0%		$3,970,994

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$12.90		58		6	$4,255,972
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05		58		6	3,691
Total Options Purchased (cost $3,901,120)								$4,259,663
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$690.53		58		6	$(349,100)
(premiums received $209,003)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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